CONDENSED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Feb. 27, 2019
Current assets
Cash	$ 1,437,999			$ 1,606,261
Prepaid income taxes	144,461			41,921
Prepaid expenses	120,408			102,712
Total Current Assets	1,702,868			1,750,894
Marketable securities held in Trust Account	252,287,249			251,865,941
TOTAL ASSETS	253,990,117			253,616,835
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liability - Accrued expenses	576,351			366,561
Deferred underwriting fee payable	7,970,375			7,970,375
Total Liabilities	8,546,726			8,336,936
Commitments (see Note 6)
Common stock subject to possible redemption, 23,820,521 and 23,861,949 shares at redemption value at September 30, 2020 and December 31, 2019, respectively	240,443,384			240,279,893
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0			0
Additional paid-in capital	3,432,285			3,595,780
Retained earnings	1,566,979			1,403,487
Total Stockholders' Equity	5,000,007	$ 5,000,008	$ 5,000,009	5,000,006	$ 5,000,001	$ 5,000,006	$ (1,000)	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	253,990,117			253,616,835
Class A Common Stock [Member]
Stockholders' Equity
Common stock	118			114
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 625			$ 625